Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Investments Abstract
Schedule of the investees financial statements and equity interest

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2023	2022	2021	2023	2023	2023	(*)	2022	2021

Sesamm	61,275	59,371	58,421	-	(18,485)	20,389	-	14,825	9,059
Águas de Andradina	34,088	30,777	29,591	-	-	3,311	-	1,186	2,424
Águas de Castilho	12,784	10,787	9,384	-	-	1,997	-	1,403	1,428
Attend Ambiental	43,263	29,729	23,493	-	(4,215)	17,749	-	8,177	4,701
Aquapolo Ambiental	102,442	73,926	58,172	-	(9,000)	37,516	-	30,496	25,269
Paulista Geradora de Energia (**)	42,307	10,486	6,153	30,093	-	1,728	-	(744)	(539)
Cantareira SP Energia	10,650	1,000	-	10,114	-	(464)	-	-	-
FOXX URE-BA Ambiental	63,309	69,258	-	4,325	-	(1,686)	(8,588)	-	-
Infranext Soluções em Pavimentação (***)	4,699	7,050	-	-	-	(2,351)	-	-	-
Sabesp Olímpia	(3,066)	-	-	811	-	(3,877)	-	-	-

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2022 were issued after the disclosure of SABESP’s consolidated financial statements.
(**)	In October 2022, it was agreed at the Extraordinary Meeting a capital contribution of R$ 20,310 thousand, and SABESP paid R$ 5,077 in December 2022, corresponding to 25%. Servtec and Tecniplan paid R$ 15,233 in June 2023, corresponding to 75%. In 2023, a contribution of R$ 20,600 was defined, with Servtec and Tecniplan paying R$ 14,860 of this amount. As of December 31, 2023, the contributions from Servtec and Tecniplan, of R$ 295 each, and the contribution from SABESP, of R$ 5,150, were still pending.
(***)	Infranext’s share capital will be R$ 12,000. As of December 31, 2023, SABESP had an outstanding payable amount of R$ 4,950.

	Investiments		Contribution	Dividends distributed	Reclassification (***)	Equity in the earnings of subsidiaries				Interest percentage
	2023	2022	2023	2023	2023	2023	(*)	2022	2021	2023	2022	2021
Sesamm	22,059	21,374	-	(6,655)	-	7,340	-	5,337	3,261	36%	36%	36%
Águas de Andradina	10,225	9,233	-	-	-	992	-	356	700	30%	30%	30%
Águas de Castilho	3,835	3,236	-	-	-	599	-	421	433	30%	30%	30%
Attend Ambiental	19,469	13,379	-	(1,897)	-	7,987	-	3,680	5,438	45%	45%	45%
Aquapolo Ambiental	50,196	36,223	-	(4,410)	-	18,383	-	14,943	12,382	49%	49%	49%
Paulista Geradora de Energia	6,861	6,429	-	-	-	432	-	(186)	(135)	25%	25%	25%
Cantareira SP Energia	5,212	490	4,949	-	-	(227)	-	-	-	49%	49%	-
FOXX URE-BA Ambiental	12,663	13,852	865	-	-	(337)	(1,717)	-	-	20%	20%	-
Infranext Soluções em Pavimentação	-	450	-	-	608	(1,058)	-	-	-	45%	45%	-
Total	130,520	104,666	5,814	(12,962)	608	34,111	(1,717)	24,551	22,079
FOXX URE-BA Ambiental (**)	25,244	-
Other investments	6,099	6,099
Overall total	161,863	110,765

(*)	Refers to changes in the equity of investees, as their financial statements for the year ended December 31, 2022 were issued after the disclosure of SABESP’s consolidated financial statements.

(**)	The amount presented refers to the fair value adjustment in the acquisition of FOXX URE-BA in 2023.

(***)	The amount of the investee’s loss exceeding the investment was reclassified to Noncurrent Liabilities.